Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Rate of capitalization			7.10%	7.22%	7.89%
Amount capitalized			$ 14	$ 6	$ 17
Discount rate after taxes of the CGU Gas - Neuquina		14.89%	15.00%	14.80%	15.00%
CGU Gas Neuquina Basin [member]
Disclosure of detailed information about property, plant and equipment [line items]
Book value of the net assets				$ 2,769	$ 2,400
CGU Gas Austral Basin [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	$ 506
Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment,Net of tax		$ 329
CGU Oil CGU Gas Austral Basin And CGU Gas Neuquina Basin [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss				1,782
Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment,Net of tax					$ 1,158
CGU Gas Northwest Basin [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss				58
Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment,Net of tax				37
Recoverable value after taxes				$ 28
CGU Gas Cuenca Neuquina [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net assets			$ 2,804
CGU Gas Cuenca Noroeste [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net assets			$ 9